Summary Of Significant Accounting Policies (Schedule Of Standard Depreciable Life) (Details)	12 Months Ended
Dec. 31, 2011
Land [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Not depreciated
Buildings [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life, minimum, years	20
Standard depreciable life, maximum, years	40
Building And Land Improvements [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life, minimum, years	5
Standard depreciable life, maximum, years	20
Tenant Improvements [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Shorter of lease term or useful life
Leasehold Improvements [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life, minimum, years	5
Standard depreciable life, maximum, years	20
Leasing Costs [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Lease term
Other Intangible Lease Assets [Member]
Summary Of significant Accounting Policy [Line Items]
Standard life of intangible assets	Average term of leases for property
Above/Below Market Rent Assets/Liabilities [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Reasonably assured lease term